                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-1629

                       RIVERSOURCE DIMENSIONS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 1/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
DISCIPLINED SMALL AND MID CAP EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2009


RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL
GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   20

Statement of Operations............   21

Statements of Changes in Net
  Assets...........................   22

Financial Highlights...............   23

Notes to Financial Statements......   29

Proxy Voting.......................   44



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                       REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Disciplined Small and Mid Cap Equity Fund (the Fund) Class A shares declined 38.74% (excluding sales charge) for the six-month period ended Jan. 31, 2009.

> The Fund underperformed its benchmark, the Russell 2500(R) Index, which fell
  37.83% for the same period.

> The Fund also underperformed the Lipper Mid-Cap Core Funds Index, representing the Fund's peer group, which declined 36.88%, for the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                                                            Since
                                                          inception
                                      6 months*   1 year   5/18/06
-------------------------------------------------------------------
RiverSource Disciplined Small and
  Mid Cap Equity Fund Class A
  (excluding sales charge)             -38.74%   -39.53%   -20.05%
-------------------------------------------------------------------
Russell 2500 Index (unmanaged)(1)      -37.83%   -38.74%   -15.17%
-------------------------------------------------------------------
Lipper Mid-Cap Core Funds Index(2)     -36.88%   -38.47%   -13.90%
-------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell 2500 Index, an unmanaged index, measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mid-Cap Core Funds Index includes the 30 largest mid-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                       REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2009
                                                             SINCE
Without sales charge                   6 MONTHS*   1 YEAR  INCEPTION
Class A (inception 5/18/06)             -38.74%   -39.53%   -20.05%
--------------------------------------------------------------------
Class B (inception 5/18/06)             -38.94%   -39.95%   -20.65%
--------------------------------------------------------------------
Class C (inception 5/18/06)             -38.94%   -39.95%   -20.67%
--------------------------------------------------------------------
Class I (inception 5/18/06)             -38.52%   -39.24%   -19.74%
--------------------------------------------------------------------
Class R4 (inception 5/18/06)            -38.66%   -39.31%   -19.81%
--------------------------------------------------------------------
Class W (inception 12/1/06)             -38.67%   -39.54%   -25.54%
--------------------------------------------------------------------
With sales charge
Class A (inception 5/18/06)             -42.25%   -43.02%   -21.79%
--------------------------------------------------------------------
Class B (inception 5/18/06)             -41.99%   -42.95%   -21.84%
--------------------------------------------------------------------
Class C (inception 5/18/06)             -39.55%   -40.55%   -20.67%
--------------------------------------------------------------------



AT DEC. 31, 2008
                                                             SINCE
Without sales charge                   6 MONTHS*   1 YEAR  INCEPTION
Class A (inception 5/18/06)             -31.69%   -35.78%   -17.49%
--------------------------------------------------------------------
Class B (inception 5/18/06)             -31.99%   -36.33%   -18.13%
--------------------------------------------------------------------
Class C (inception 5/18/06)             -31.99%   -36.33%   -18.15%
--------------------------------------------------------------------
Class I (inception 5/18/06)             -31.46%   -35.48%   -17.17%
--------------------------------------------------------------------
Class R4 (inception 5/18/06)            -31.52%   -35.54%   -17.24%
--------------------------------------------------------------------
Class W (inception 12/1/06)             -31.58%   -35.83%   -22.73%
--------------------------------------------------------------------
With sales charge
Class A (inception 5/18/06)             -35.63%   -39.47%   -19.34%
--------------------------------------------------------------------
Class B (inception 5/18/06)             -35.40%   -39.52%   -19.39%
--------------------------------------------------------------------
Class C (inception 5/18/06)             -32.67%   -36.97%   -18.15%
--------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.


--------------------------------------------------------------------------------
4  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
           X              MEDIUM   SIZE
           X              SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              1.32%       1.23%
-----------------------------------------
Class B              2.09%       2.00%
-----------------------------------------
Class C              2.08%       1.99%
-----------------------------------------
Class I              0.91%       0.79%
-----------------------------------------
Class R4             1.23%       1.09%
-----------------------------------------
Class W              1.34%       1.24%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.13% for the year ended July 31, 2008), will not exceed 1.36% for Class A, 2.13% for Class B, 2.12% for Class C, 0.92% for Class I, 1.22% for Class R4 and 1.37% for Class W.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                       REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

SECTOR DIVERSIFICATION(1)  (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     15.0%
------------------------------------------------
Consumer Staples                            5.1%
------------------------------------------------
Energy                                      9.3%
------------------------------------------------
Financials                                 16.1%
------------------------------------------------
Health Care                                12.2%
------------------------------------------------
Industrials                                14.9%
------------------------------------------------
Information Technology                     11.7%
------------------------------------------------
Materials                                   4.0%
------------------------------------------------
Telecommunication Services                  0.9%
------------------------------------------------
Utilities                                   3.1%
------------------------------------------------
Other(2)                                    7.7%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents. Of the 7.7%, 5.7% is due to security lending activity and 2.0% is the Fund's cash equivalent position.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Aspen Insurance Holdings                    1.1%
------------------------------------------------
Myriad Genetics                             0.9%
------------------------------------------------
Platinum Underwriters Holdings              0.9%
------------------------------------------------
Validus Holdings                            0.8%
------------------------------------------------
ManTech Intl Cl A                           0.8%
------------------------------------------------
ViroPharma                                  0.8%
------------------------------------------------
Odyssey Re Holdings                         0.7%
------------------------------------------------
SkyWest                                     0.7%
------------------------------------------------
Perini                                      0.7%
------------------------------------------------
Mueller Inds                                0.7%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

FUND EXPENSES EXAMPLE  ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                       REPORT  7

FUND EXPENSES EXAMPLE (continued)  ---------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2008  JAN. 31, 2009  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  612.60        $ 5.17         1.28%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.65        $ 6.48         1.28%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  610.60        $ 8.32         2.06%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.74        $10.40         2.06%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  610.60        $ 8.32         2.06%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.74        $10.40         2.06%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  614.80        $ 3.56          .88%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.66        $ 4.46          .88%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  613.40        $ 4.61         1.14%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.35        $ 5.77         1.14%
------------------------------------------------------------------------------------------

Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  613.30        $ 5.18         1.28%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.65        $ 6.48         1.28%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2009: -38.74% for Class A, -38.94% for Class B, -38.94% for Class C, -38.52% for Class I, -38.66% for Class R4 and -38.67% for Class W.


--------------------------------------------------------------------------------
8  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (87.2%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.9%)
AeroVironment                                           11,648(b,e)          $431,675
American Science & Engineering                           4,466                348,348
Axsys Technologies                                       3,956(b)             168,921
Ceradyne                                                26,738(b)             610,161
                                                                      ---------------
Total                                                                       1,559,105
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
CH Robinson Worldwide                                    5,415                248,982
Hub Group Cl A                                          19,026(b)             431,890
Pacer Intl                                              43,929                377,789
                                                                      ---------------
Total                                                                       1,058,661
-------------------------------------------------------------------------------------

AIRLINES (2.3%)
Alaska Air Group                                        31,828(b)             838,986
Allegiant Travel                                         8,932(b)             319,408
AMR                                                     33,643(b)             199,839
Continental Airlines Cl B                               16,295(b)             219,494
Delta Air Lines                                         67,345(b)             464,681
Hawaiian Holdings                                       67,182(b)             273,431
SkyWest                                                 75,305              1,178,523
Southwest Airlines                                      52,501                369,082
UAL                                                     14,540(b)             137,258
                                                                      ---------------
Total                                                                       4,000,702
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.8%)
Autoliv                                                 17,764(c)             326,680
Cooper Tire & Rubber                                    61,399                286,733
Exide Technologies                                      52,790(b)             191,628
Fuel Systems Solutions                                   9,187(b)             240,148
Goodyear Tire & Rubber                                  27,240(b)             168,071
Lear                                                   206,190(b)             187,633
                                                                      ---------------
Total                                                                       1,400,893
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.0%)
Cephalon                                                 5,853(b,e)           451,735
CV Therapeutics                                         33,718(b)             527,687
Emergent BioSolutions                                   18,800(b,e)           412,284
Myriad Genetics                                         19,613(b)           1,462,540
NPS Pharmaceuticals                                     43,419(b)             270,935
Vertex Pharmaceuticals                                   8,414(b)             278,083
                                                                      ---------------
Total                                                                       3,403,264
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.5%)
American Woodmark                                       16,381                246,535
Insteel Inds                                            26,792(e)             206,298
Owens Corning                                           10,618(b)             141,644
Trex                                                    15,209(b)             224,941
                                                                      ---------------
Total                                                                         819,418
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.0%)
Broadpoint Securities Group                             15,358(b)              34,556
Knight Capital Group Cl A                               24,556(b)             442,745
Stifel Financial                                        15,815(b)             554,158
SWS Group                                               51,139                749,185
                                                                      ---------------
Total                                                                       1,780,644
-------------------------------------------------------------------------------------

CHEMICALS (1.1%)
Eastman Chemical                                         4,522                117,346
Innophos Holdings                                       16,035                242,610
OM Group                                                20,370(b,e)           394,770
Solutia                                                 48,664(b)             190,276
Stepan                                                   6,850                251,327
Westlake Chemical                                       12,362                168,989
WR Grace & Co                                          105,736(b)             610,096
                                                                      ---------------
Total                                                                       1,975,414
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.2%)
BancFirst                                                6,171                219,811
First BanCorp                                           29,231(c,e)           207,832
First Citizens BancShares Cl A                           1,205                168,531
First Financial                                          9,065                300,505
First Financial Bankshares                              13,610(e)             604,149
Intl Bancshares                                         27,600(e)             502,873
Republic Bancorp Cl A                                   11,577                208,386


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                       REPORT  9

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL BANKS (CONT.)
TowneBank                                               14,586               $303,972
Trico Bancshares                                        15,002                302,140
Trustmark                                               15,930                323,379
UMB Financial                                            8,018                310,617
Wilshire Bancorp                                        34,347                235,620
Yadkin Valley Financial                                  5,679                 52,190
Zions Bancorporation                                    10,820(e)             161,434
                                                                      ---------------
Total                                                                       3,901,439
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.3%)
ABM Inds                                                13,014                193,258
American Ecology                                         7,693                153,475
Clean Harbors                                            7,868(b)             421,017
HNI                                                     20,558                271,571
Kimball Intl Cl B                                       37,006                254,971
Republic Services                                        9,310                240,757
Sykes Enterprises                                       18,468(b)             308,600
Tetra Tech                                               9,696(b)             225,238
United Stationers                                        9,404(b)             263,406
                                                                      ---------------
Total                                                                       2,332,293
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.3%)
3Com                                                   138,185(b)             321,971
ARRIS Group                                             40,211(b,e)           286,302
InterDigital                                            28,717(b)             928,420
NETGEAR                                                 26,916(b)             299,306
Tekelec                                                 27,702(b)             344,059
Tellabs                                                 30,358(b)             125,379
                                                                      ---------------
Total                                                                       2,305,437
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.2%)
Adaptec                                                111,318(b)             310,577
Electronics for Imaging                                 36,290(b)             322,618
Lexmark Intl Cl A                                       21,694(b)             513,714
NCR                                                     18,125(b)             227,469
Western Digital                                         50,091(b)             735,336
                                                                      ---------------
Total                                                                       2,109,714
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.5%)
EMCOR Group                                             22,736(b)             468,134
Granite Construction                                    30,628(e)           1,078,718
Perini                                                  54,669(b)           1,139,849
                                                                      ---------------
Total                                                                       2,686,701
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                         3,466                171,428
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Advanta Cl B                                           122,086(e)              95,227
Discover Financial Services                             72,035                515,050
                                                                      ---------------
Total                                                                         610,277
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.6%)
Pactiv                                                   7,742(b)             167,382
Rock-Tenn Cl A                                          28,877                900,096
                                                                      ---------------
Total                                                                       1,067,478
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.1%)
Corinthian Colleges                                     38,181(b,e)           713,221
H&R Block                                               31,265(f)             648,123
Regis                                                   22,830                256,838
Universal Technical Institute                           18,301(b)             320,817
                                                                      ---------------
Total                                                                       1,938,999
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Moody's                                                  8,092                173,331
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
CenturyTel                                               4,048                109,863
Embarq                                                  15,324                547,373
Qwest Communications Intl                              106,852(e)             344,063
                                                                      ---------------
Total                                                                       1,001,299
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.5%)
Hawaiian Electric Inds                                  15,914                345,016
Portland General Electric                               26,639                518,128
                                                                      ---------------
Total                                                                         863,144
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.7%)
American Superconductor                                 14,500(b,e)           234,610
Encore Wire                                              8,693                143,521
Energy Conversion Devices                               22,614(b)             569,195
GrafTech Intl                                           43,098(b)             345,215
                                                                      ---------------
Total                                                                       1,292,541
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.7%)
Anixter Intl                                            16,166(b)            $436,159
Arrow Electronics                                       25,739(b)             490,843
Avnet                                                   26,651(b)             528,223
Benchmark Electronics                                   86,299(b)           1,013,150
Ingram Micro Cl A                                       40,233(b)             493,659
Insight Enterprises                                     52,140(b,e)           270,085
Jabil Circuit                                           41,031                238,800
L-1 Identity Solutions                                  18,253(b)             132,334
Methode Electronics                                     53,446                246,921
Plexus                                                  18,024(b)             260,627
SYNNEX                                                  28,248(b,e)           433,607
Vishay Intertechnology                                  33,589(b)              99,423
                                                                      ---------------
Total                                                                       4,643,831
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.5%)
BASiC Energy Services                                   69,392(b)             666,162
BJ Services                                             35,836                394,196
Bronco Drilling                                         34,636(b,e)           182,878
Complete Production Services                            53,348(b)             341,961
ENSCO Intl                                              18,813                514,724
GulfMark Offshore                                       12,798(b)             306,384
Helmerich & Payne                                       11,462                257,437
Lufkin Inds                                             12,694                443,655
Nabors Inds                                             42,453(b,c)           464,860
Newpark Resources                                       55,160(b)             232,224
Noble                                                   12,731                345,647
Oil States Intl                                          6,726(b)             123,153
Parker Drilling                                        199,164(b)             422,228
Patterson-UTI Energy                                    25,763                246,294
Pioneer Drilling                                        64,578(b)             320,953
Rowan Companies                                         12,134                153,616
RPC                                                     16,438                122,299
SEACOR Holdings                                          1,695(b,e)           110,243
Tidewater                                                6,396                266,138
Unit                                                     8,826(b)             220,120
                                                                      ---------------
Total                                                                       6,135,172
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.6%)
Casey's General Stores                                  22,742(e)             483,268
Ingles Markets Cl A                                     19,931                284,216
Nash Finch                                               9,177                394,886
Pantry                                                  10,808(b)             179,737
Safeway                                                 14,965                320,700
SUPERVALU                                               32,758                574,575
Winn-Dixie Stores                                       44,889(b,e)           616,775
                                                                      ---------------
Total                                                                       2,854,157
-------------------------------------------------------------------------------------

FOOD PRODUCTS (3.0%)
Bunge                                                    9,547                409,948
Cal-Maine Foods                                         11,374                308,008
Darling Intl                                            56,882(b)             261,088
Dean Foods                                               9,590(b)             185,471
Flowers Foods                                           38,364                824,442
Fresh Del Monte Produce                                 16,557(b,c)           399,024
Hershey                                                  9,627                358,895
Imperial Sugar                                          10,563                119,996
J&J Snack Foods                                          7,179                250,619
JM Smucker                                               6,854                309,458
Lance                                                   16,186                304,782
Ralcorp Holdings                                        13,571(b)             803,675
Sanderson Farms                                          7,471                270,301
TreeHouse Foods                                         14,991(b)             395,612
                                                                      ---------------
Total                                                                       5,201,319
-------------------------------------------------------------------------------------

GAS UTILITIES (1.7%)
Atmos Energy                                             6,837                167,848
Laclede Group                                           15,643                710,036
New Jersey Resources                                    27,143              1,088,163
Piedmont Natural Gas                                    39,766              1,030,337
                                                                      ---------------
Total                                                                       2,996,384
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
Conmed                                                   9,673(b)             151,382
CryoLife                                                19,692(b)             162,262
Cyberonics                                              13,006(b)             200,162
Greatbatch                                              13,679(b)             318,721
Natus Medical                                           15,919(b)             123,213
STERIS                                                  28,857                767,596
Thoratec                                                34,455(b)             998,162
Vision-Sciences                                         17,885(b)              22,893
Volcano                                                 26,861(b)             351,073
ZOLL Medical                                             9,850(b)             157,699
                                                                      ---------------
Total                                                                       3,253,163
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.9%)
Almost Family                                            6,055(b)             186,736
AMERIGROUP                                              31,448(b)             879,601


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                      REPORT  11

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
CIGNA                                                   33,629               $583,799
Coventry Health Care                                    16,823(b)             254,532
Gentiva Health Services                                 13,776(b)             348,257
Health Net                                              13,954(b,e)           204,147
HealthSpring                                            59,185(b)           1,031,004
Humana                                                  24,080(b,f)           913,354
Kindred Healthcare                                      58,062(b)             787,901
Landauer                                                 6,687                458,594
LHC Group                                                5,286(b)             140,660
Magellan Health Services                                27,517(b)             996,666
Molina Healthcare                                       21,342(b)             374,339
Omnicare                                                14,323                400,471
Quest Diagnostics                                        9,090                448,592
Universal American Financial                            37,258(b)             367,736
Universal Health Services Cl B                           4,749                179,750
                                                                      ---------------
Total                                                                       8,556,139
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
Bob Evans Farms                                         15,791                277,290
Buffalo Wild Wings                                       6,554(b)             147,203
Panera Bread Cl A                                        3,401(b,e)           159,779
                                                                      ---------------
Total                                                                         584,272
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.4%)
American Greetings Cl A                                 49,848                216,340
DR Horton                                               15,222                 90,723
Helen of Troy                                            7,671(b,c)            80,315
Leggett & Platt                                         15,128(e)             188,949
Natl Presto Inds                                         6,438                432,247
NVR                                                        819(b)             348,968
Pulte Homes                                             15,369                155,995
Ryland Group                                            16,930(e)             264,108
Toll Brothers                                            8,450(b)             143,819
Whirlpool                                               16,205(f)             541,734
                                                                      ---------------
Total                                                                       2,463,198
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.2%)
Clorox                                                   5,390                270,309
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Calpine                                                 11,716(b)              86,816
Constellation Energy Group                               6,593(e)             173,395
                                                                      ---------------
Total                                                                         260,211
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
Seaboard                                                   496                498,480
Tredegar                                                18,015                297,248
                                                                      ---------------
Total                                                                         795,728
-------------------------------------------------------------------------------------

INSURANCE (8.4%)
Allied World Assurance Holdings                          6,758(c)             254,777
American Financial Group                                10,377                176,201
Amerisafe                                               31,651(b)             592,823
Arch Capital Group                                       5,668(b,c)           340,930
Aspen Insurance Holdings                                80,102(c)           1,770,254
Axis Capital Holdings                                   18,336(c)             444,831
Cincinnati Financial                                    12,717                278,884
Endurance Specialty Holdings                             6,853(c)             186,813
Everest Re Group                                         5,929(c)             373,527
HCC Insurance Holdings                                  14,212                332,703
IPC Holdings                                            40,505(c)           1,039,358
Marsh & McLennan Companies                              33,488(f)             647,323
Montpelier Re Holdings                                  55,182(c)             780,273
Odyssey Re Holdings                                     25,332              1,191,871
PartnerRe                                                6,248(c)             409,431
Platinum Underwriters Holdings                          50,692(c)           1,409,745
Progressive                                             32,636(b)             396,527
RenaissanceRe Holdings                                   7,548(c)             337,320
RLI                                                     15,471                873,957
Validus Holdings                                        55,218(c)           1,260,075
WR Berkley                                              17,673                467,981
Zenith Natl Insurance                                   32,899                922,488
                                                                      ---------------
Total                                                                      14,488,092
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
NutriSystem                                             38,716(e)             499,049
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

INTERNET SOFTWARE & SERVICES (0.6%)
Ariba                                                   43,024(b,e)          $328,703
EarthLink                                               55,941(b)             421,237
ModusLink Global Solutions                             109,968(b)             256,225
                                                                      ---------------
Total                                                                       1,006,165
-------------------------------------------------------------------------------------

IT SERVICES (2.7%)
Affiliated Computer Services Cl A                        9,418(b)             431,909
Ciber                                                   70,141(b)             305,815
Computer Sciences                                       24,000(b,f)           884,160
CSG Systems Intl                                        30,572(b)             443,294
Integral Systems                                        29,868(b)             326,457
ManTech Intl Cl A                                       23,360(b,e)         1,252,798
Paychex                                                 12,653                307,341
Perot Systems Cl A                                      29,477(b)             382,906
SAIC                                                    20,574(b)             406,131
                                                                      ---------------
Total                                                                       4,740,811
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.7%)
Brunswick                                               90,719(e)             252,199
Hasbro                                                   6,263                151,126
JAKKS Pacific                                           42,568(b)             780,697
                                                                      ---------------
Total                                                                       1,184,022
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.5%)
Illumina                                                 5,318(b,e)           145,500
Luminex                                                 20,745(b)             422,576
Sequenom                                                15,606(b,e)           345,829
                                                                      ---------------
Total                                                                         913,905
-------------------------------------------------------------------------------------

MACHINERY (2.2%)
Bucyrus Intl                                             4,072                 63,116
Cummins                                                  7,714                184,982
Force Protection                                        56,704(b)             340,791
FreightCar America                                       9,230                176,755
Gardner Denver                                           4,755(b)             103,516
Gorman-Rupp                                              5,733(e)             146,765
Mueller Inds                                            54,405              1,094,628
NACCO Inds Cl A                                          8,256                264,109
Nordson                                                 10,357(e)             312,885
Terex                                                   13,561(b)             160,562
Timken                                                  12,764                190,056
Wabtec                                                  29,105                871,113
                                                                      ---------------
Total                                                                       3,909,278
-------------------------------------------------------------------------------------

MEDIA (0.3%)
Marvel Entertainment                                    19,482(b)             535,950
-------------------------------------------------------------------------------------

METALS & MINING (1.7%)
Allegheny Technologies                                   9,003(e)             198,876
AM Castle & Co                                          27,163                229,799
Cliffs Natural Resources                                13,423                311,011
Commercial Metals                                       24,344(e)             279,956
Compass Minerals Intl                                   12,900                776,192
Kaiser Aluminum                                          6,202(e)             154,058
Olympic Steel                                           15,741                249,810
Reliance Steel & Aluminum                               10,284                227,585
Schnitzer Steel Inds Cl A                                4,141(e)             162,617
Worthington Inds                                        31,230                314,174
                                                                      ---------------
Total                                                                       2,904,078
-------------------------------------------------------------------------------------

MULTILINE RETAIL (2.1%)
Big Lots                                                12,196(b,e)           164,036
Dillard's Cl A                                          79,947                347,769
Dollar Tree                                             10,496(b)             448,284
Family Dollar Stores                                    19,097                530,324
Fred's Cl A                                             39,065                400,807
JC Penney                                               30,271(e)             507,039
Kohl's                                                  19,850(b,f)           728,695
Macy's                                                  31,717                283,867
Sears Holdings                                           6,895(b,e)           282,143
                                                                      ---------------
Total                                                                       3,692,964
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.6%)
DTE Energy                                               6,381                220,145
Integrys Energy Group                                    2,984                124,582
MDU Resources Group                                     11,308                224,916
PG&E                                                     6,188                239,290
Vectren                                                  5,880                151,645
                                                                      ---------------
Total                                                                         960,578
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.4%)
BPZ Resources                                           30,095(b,e)           173,347
Cimarex Energy                                          12,026                298,726
Clayton Williams Energy                                  7,281(b)             289,784


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                      REPORT  13

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Comstock Resources                                      22,925(b)            $874,129
CONSOL Energy                                            7,261                197,935
Contango Oil & Gas                                       5,376(b,e)           239,770
EXCO Resources                                          59,454(b)             602,864
Frontier Oil                                            13,637                194,736
GMX Resources                                            6,647(b)             150,687
Goodrich Petroleum                                      11,351(b)             328,044
Gran Tierra Energy                                      83,622(b,c)           236,650
Intl Coal Group                                         62,955(b,e)           152,351
James River Coal                                        17,576(b)             238,331
McMoRan Exploration                                     38,359(b)             256,622
Murphy Oil                                               9,170                405,131
Penn Virginia                                           16,561                341,157
PetroQuest Energy                                       46,406(b,e)           293,750
Rosetta Resources                                       42,154(b)             255,875
Southwestern Energy                                     18,128(b)             573,751
St. Mary Land & Exploration                              9,404                181,967
Stone Energy                                            26,106(b)             223,989
Sunoco                                                  13,334                617,631
Swift Energy                                            45,140(b)             691,545
Tesoro                                                  15,744(e)             271,269
USEC                                                    90,299(b)             459,622
VAALCO Energy                                           47,449(b)             356,342
World Fuel Services                                      9,210                311,022
                                                                      ---------------
Total                                                                       9,217,027
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                              16,538                150,827
Wausau Paper                                            35,085                333,658
                                                                      ---------------
Total                                                                         484,485
-------------------------------------------------------------------------------------

PHARMACEUTICALS (2.2%)
Forest Laboratories                                     32,230(b,f)           807,039
King Pharmaceuticals                                    53,035(b)             463,526
Par Pharmaceutical Companies                            25,245(b)             310,766
Valeant Pharmaceuticals Intl                            42,729(b)             927,219
ViroPharma                                             102,996(b)           1,235,953
VIVUS                                                   34,885(b)             171,285
                                                                      ---------------
Total                                                                       3,915,788
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.2%)
Administaff                                             15,449                325,820
Heidrick & Struggles Intl                               16,746                254,539
Kelly Services Cl A                                     33,722                305,521
Korn/Ferry Intl                                         31,666(b)             297,660
Manpower                                                 7,403                210,689
Navigant Consulting                                     13,471(b)             193,039
TrueBlue                                                53,674(b)             456,230
                                                                      ---------------
Total                                                                       2,043,498
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.7%)
American Campus Communities                             13,122                280,417
Annaly Capital Management                               20,082                304,041
Anworth Mtge Asset                                      47,579                294,990
Capstead Mtge                                           28,482                303,903
Digital Realty Trust                                     3,528(e)             112,543
Equity Residential                                      24,591(f)             588,462
Health Care REIT                                         5,349(e)             202,246
Liberty Property Trust                                  14,271                285,420
Public Storage                                           4,725(e)             292,336
UDR                                                     13,268(e)             155,634
Ventas                                                   5,533                154,205
                                                                      ---------------
Total                                                                       2,974,197
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Avatar Holdings                                         10,137(b)             263,055
St. Joe                                                  5,944(b)             142,953
                                                                      ---------------
Total                                                                         406,008
-------------------------------------------------------------------------------------

ROAD & RAIL (1.5%)
Arkansas Best                                           35,184                822,953
Con-way                                                  4,045                 89,111
Genesee & Wyoming Cl A                                  12,817(b)             348,238
Kansas City Southern                                     6,110(b)             110,958
Old Dominion Freight Line                               11,074(b,e)           277,736
Ryder System                                             7,202                243,284
Saia                                                    33,051(b)             353,315
Werner Enterprises                                      17,827                267,405
YRC Worldwide                                           32,549(b,e)            93,741
                                                                      ---------------
Total                                                                       2,606,741
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.8%)
Altera                                                  16,635(f)            $255,846
Amkor Technology                                       143,260(b)             332,363
Atmel                                                   39,670(b)             132,498
Lam Research                                            10,411(b)             210,406
Linear Technology                                        9,240                216,401
MKS Instruments                                         30,529(b)             428,933
OmniVision Technologies                                 63,778(b)             426,675
Sigma Designs                                           35,788(b,e)           365,753
Silicon Image                                           79,410(b,e)           291,435
Xilinx                                                  15,398                259,456
Zoran                                                   41,856(b)             248,625
                                                                      ---------------
Total                                                                       3,168,391
-------------------------------------------------------------------------------------

SOFTWARE (0.7%)
Intuit                                                  10,454(b)             236,783
Quality Systems                                          8,805(e)             328,249
Red Hat                                                 10,024(b)             146,852
Take-Two Interactive Software                           44,582                312,966
TeleCommunication Systems Cl A                          36,697(b)             262,751
                                                                      ---------------
Total                                                                       1,287,601
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (6.7%)
Aaron Rents                                             34,376                751,460
Advance Auto Parts                                       5,869                192,092
Aeropostale                                             30,392(b,e)           641,576
American Eagle Outfitters                               13,843(e)             124,725
Asbury Automotive Group                                 72,484                259,493
AutoNation                                              21,969(b)             203,872
AutoZone                                                 2,151(b)             285,846
Barnes & Noble                                           9,010(e)             147,944
Bed Bath & Beyond                                        9,601(b,e)           223,031
Blockbuster Cl A                                       266,610(b)             339,928
Brown Shoe                                              53,334                250,136
Cato Cl A                                               27,488                363,666
Chico's FAS                                             80,633(b)             319,307
Children's Place Retail Stores                          22,616(b)             425,407
Collective Brands                                       48,982(b)             522,639
Dress Barn                                              58,454(b)             503,873
Finish Line Cl A                                        52,136                247,646
Foot Locker                                             46,946                345,523
Gap                                                     45,741                515,958
Group 1 Automotive                                      34,728                346,238
Hot Topic                                               56,284(b)             480,665
Jo-Ann Stores                                           15,175(b,e)           193,785
Jos A Bank Clothiers                                    17,768(b,e)           487,909
Limited Brands                                          19,449                154,036
Men's Wearhouse                                         41,580                484,407
Office Depot                                            57,519(b)             124,241
PetSmart                                                11,306                212,214
RadioShack                                              25,829                296,000
Rent-A-Center                                           52,163(b)             774,622
Ross Stores                                             13,770                405,113
Sherwin-Williams                                         4,270                203,893
Stage Stores                                            41,554                297,111
Urban Outfitters                                         7,630(b)             118,875
Wet Seal Cl A                                          116,827(b)             304,918
                                                                      ---------------
Total                                                                      11,548,149
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Carter's                                                27,188(b)             461,924
Skechers USA Cl A                                       25,541(b)             254,388
Steven Madden                                           11,391(b)             197,976
                                                                      ---------------
Total                                                                         914,288
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.2%)
Capitol Federal Financial                                3,904                161,626
First Niagara Financial Group                           64,195                838,387
Hudson City Bancorp                                     16,069                186,400
NewAlliance Bancshares                                  13,582                149,266
Ocwen Financial                                         40,323(b)             358,875
People's United Financial                               14,643                239,559
Trustco Bank NY                                         27,877                186,776
                                                                      ---------------
Total                                                                       2,120,889
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.8%)
Beacon Roofing Supply                                   30,466(b)             387,832
GATX                                                     3,354                 80,831
Rush Enterprises Cl A                                   34,796(b)             316,644
United Rentals                                          12,634(b)              70,498
Watsco                                                  11,538                381,331
WESCO Intl                                               9,603(b)             176,887
                                                                      ---------------
Total                                                                       1,414,023
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                      REPORT  15

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
USA Mobility                                            43,861(b)            $463,611
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $170,547,512)                                                     $151,865,653
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%              3,285,965(d)          $3,285,965
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,285,965)                                                         $3,285,965
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL
 RECEIVED FOR SECURITIES ON LOAN (5.3%)
                                                       SHARES                VALUE(a)

CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     9,306,867             $9,306,867
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $9,306,867)                                                         $9,306,867
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $183,140,344)(g)                                                  $164,458,485
=====================================================================================




INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2009



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
E-Mini S&P MidCap 400           151         $7,509,230   March 2009       $(503,826)
  Index
Russell 2000 Mini Index         321         14,207,460   March 2009        (960,969)
------------------------------------------------------------------------------------
Total                                                                   $(1,464,795)
------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2009, the value of foreign securities represented 5.9% of net assets.

(d) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(e) At Jan. 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.


--------------------------------------------------------------------------------
16  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

(f) At Jan. 31, 2009, investments in securities included securities valued at $5,084,251 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(g) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $183,140,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $5,828,000
     Unrealized depreciation                          (24,510,000)
     ------------------------------------------------------------
     Net unrealized depreciation                     $(18,682,000)
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                      REPORT  17

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                         FAIR VALUE AT JAN. 31, 2009
                         ----------------------------------------------------------
                              LEVEL 1        LEVEL 2
                           QUOTED PRICES      OTHER        LEVEL 3
                             IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                            MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION              IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                $164,458,485        $--          $--       $164,458,485
Other financial
  instruments*                (1,464,795)        --           --         (1,464,795)
-----------------------------------------------------------------------------------
Total                       $162,993,690        $--          $--       $162,993,690
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.



--------------------------------------------------------------------------------
18  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                      REPORT  19

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $170,547,512)             $151,865,653
  Affiliated money market fund (identified cost $3,285,965)           3,285,965
  Investments of cash collateral received for securities on loan
    (identified cost ($9,306,867)                                    9,306,867
-------------------------------------------------------------------------------
Total investments in securities (identified cost $183,140,344)      164,458,485
Cash                                                                     11,207
Capital shares receivable                                            20,138,142
Dividends and accrued interest receivable                                73,146
-------------------------------------------------------------------------------
Total assets                                                        184,680,980
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  427,031
Payable for investment securities purchased                               7,977
Payable upon return of securities loaned                              9,306,867
Variation margin payable on futures contracts                           628,500
Accrued investment management services fees                               3,429
Accrued distribution fees                                                 1,041
Accrued transfer agency fees                                                852
Accrued administrative services fees                                        294
Other accrued expenses                                                   28,912
-------------------------------------------------------------------------------
Total liabilities                                                    10,404,903
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $174,276,077
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    340,349
Additional paid-in capital                                          222,547,009
Excess of distributions over net investment income                     (313,576)
Accumulated net realized gain (loss)                                (28,151,051)
Unrealized appreciation (depreciation) on investments               (20,146,654)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $174,276,077
-------------------------------------------------------------------------------
*Including securities on loan, at value                            $  8,732,933
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $  8,596,846            1,671,716                       $5.14(1)
Class B                     $    838,032              165,984                       $5.05
Class C                     $    253,418               50,174                       $5.05
Class I                     $ 29,481,598            5,727,037                       $5.15
Class R4                    $      6,199                1,205                       $5.14
Class W                     $135,099,984           26,418,768                       $5.11
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $5.45. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

STATEMENT OF OPERATIONS  -------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $    681,927
Income distributions from affiliated money market fund                   14,085
Fee income from securities lending                                       17,100
  Less foreign taxes withheld                                              (290)
-------------------------------------------------------------------------------
Total income                                                            712,822
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     296,751
Distribution fees
  Class A                                                                15,180
  Class B                                                                 4,356
  Class C                                                                   766
  Class W                                                                69,607
Transfer agency fees
  Class A                                                                13,367
  Class B                                                                 1,126
  Class C                                                                   198
  Class R4                                                                    2
  Class W                                                                55,685
Administrative services fees                                             26,268
Plan administration services fees -- Class R4                                10
Compensation of board members                                             1,912
Custodian fees                                                            7,110
Printing and postage                                                     14,640
Registration fees                                                        10,125
Professional fees                                                        12,370
Other                                                                     3,618
-------------------------------------------------------------------------------
Total expenses                                                          533,091
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                           (7,094)
  Earnings and bank fee credits on cash balances                             (3)
-------------------------------------------------------------------------------
Total net expenses                                                      525,994
-------------------------------------------------------------------------------
Investment income (loss) -- net                                         186,828
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (12,600,012)
  Futures contracts                                                   1,802,701
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (10,797,311)
Net change in unrealized appreciation (depreciation) on
  investments                                                       (16,819,733)
-------------------------------------------------------------------------------
Net gain (loss) on investments                                      (27,617,044)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(27,430,216)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                      REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JAN. 31, 2009  JULY 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $    186,828   $    129,791
Net realized gain (loss) on investments                                 (10,797,311)   (17,284,417)
Net change in unrealized appreciation (depreciation) on
  investments                                                           (16,819,733)     4,376,682
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (27,430,216)   (12,777,944)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                      --        (34,283)
    Class I                                                                 (91,008)      (113,611)
    Class R4                                                                    (32)           (45)
    Class W                                                                (408,881)       (63,669)
  Tax return of capital
    Class A                                                                      --        (10,260)
    Class I                                                                      --        (34,002)
    Class R4                                                                     --            (13)
    Class W                                                                      --        (19,056)
--------------------------------------------------------------------------------------------------
Total distributions                                                        (499,921)      (274,939)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                          5,125,549      5,314,007
  Class B shares                                                            450,589        524,710
  Class C shares                                                            180,843         84,450
  Class I shares                                                         23,935,019      5,433,998
  Class W shares                                                        149,656,240     36,417,280
Reinvestment of distributions at net asset value
  Class A shares                                                                 --         23,307
  Class I shares                                                             90,986        147,564
  Class R4 shares                                                                 5             14
  Class W shares                                                            408,872         82,712
Payments for redemptions
  Class A shares                                                         (6,396,372)    (4,596,964)
  Class B shares                                                           (188,794)      (699,446)
  Class C shares                                                            (16,705)       (81,500)
  Class I shares                                                         (1,189,358)   (24,982,300)
  Class R4 shares                                                                --         (3,611)
  Class W shares                                                         (9,878,625)   (80,368,252)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       162,178,249    (62,704,031)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 134,248,112    (75,756,914)
Net assets at beginning of period                                        40,027,965    115,784,879
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $174,276,077   $ 40,027,965
--------------------------------------------------------------------------------------------------
Excess of distributions over net investment income                     $   (313,576)  $       (483)
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

FINANCIAL HIGHLIGHTS  ----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(l)          2008         2007     2006(b)
Net asset value, beginning of period                 $8.39        $9.55        $8.95        $9.48
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(c)       .00(c),(d)   .05(c)        --
Net gains (losses) (both realized and
 unrealized)                                         (3.26)       (1.14)         .59         (.53)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.25)       (1.14)         .64         (.53)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.02)        (.04)          --
Tax return of capital                                   --         (.00)(d)       --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.02)        (.04)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.14        $8.39        $9.55        $8.95
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $9          $17          $18           $9
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.38%(g)     1.32%        1.67%        5.83%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.28%(g)     1.20%        1.29%        1.26%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .21%(g)      .05%         .52%         .01%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          56%          84%          14%
--------------------------------------------------------------------------------------------------------------
Total return(j)                                    (38.74%)(k)  (11.94%)       7.12%       (5.59%)(k)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.
(l) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                      REPORT  23

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(k)          2008         2007     2006(b)
Net asset value, beginning of period                 $8.27        $9.47        $8.93        $9.48
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(c)     (.06)(c)     (.04)(c)     (.01)
Net gains (losses) (both realized and
 unrealized)                                         (3.20)       (1.14)         .62         (.54)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.22)       (1.20)         .58         (.55)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --           --         (.04)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.05        $8.27        $9.47        $8.93
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $1           $1           $1          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.15%(f)     2.09%        2.12%        6.64%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.06%(f)     1.97%        2.06%        2.07%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.56%)(f)    (.71%)       (.41%)       (.37%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          56%          84%          14%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (38.94%)(j)  (12.67%)       6.43%       (5.80%)(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(k)          2008         2007     2006(b)
Net asset value, beginning of period                 $8.27        $9.47        $8.93        $9.48
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(c)     (.06)(c)     (.04)(c)     (.01)
Net gains (losses) (both realized and
 unrealized)                                         (3.20)       (1.14)         .61         (.54)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.22)       (1.20)         .57         (.55)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --           --         (.03)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.05        $8.27        $9.47        $8.93
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.14%(f)     2.08%        2.16%        6.61%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.06%(f)     1.96%        2.06%        2.04%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.52%)(f)    (.72%)       (.40%)       (.78%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          56%          84%          14%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (38.94%)(j)  (12.67%)       6.37%       (5.80%)(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                      REPORT  25

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008         2007     2006(b)
Net asset value, beginning of period                 $8.41        $9.57        $8.95        $9.48
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(c)       .05(c)       .08(c)        --
Net gains (losses) (both realized and
 unrealized)                                         (3.26)       (1.16)         .59         (.53)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.24)       (1.11)         .67         (.53)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.02)        (.04)        (.05)          --
Tax return of capital                                   --         (.01)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.02)        (.05)        (.05)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.15        $8.41        $9.57        $8.95
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $29          $15          $39          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .88%(f)      .91%         .95%        5.58%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .88%(f)      .84%         .95%        1.01%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .66%(f)      .50%         .80%         .19%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          56%          84%          14%
--------------------------------------------------------------------------------------------------------------
Total return                                       (38.52%)(i)  (11.63%)       7.48%       (5.59%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008         2007     2006(b)
Net asset value, beginning of period                 $8.42        $9.56        $8.95        $9.48
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(c)       .04(c)       .07(c)        --
Net gains (losses) (both realized and
 unrealized)                                         (3.27)       (1.14)         .58         (.53)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.25)       (1.10)         .65         (.53)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.03)        (.03)        (.04)          --
Tax return of capital                                   --         (.01)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.03)        (.04)        (.04)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.14        $8.42        $9.56        $8.95
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.20%(f)     1.23%        1.68%        5.69%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .90%(f)      .84%        1.15%        1.12%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .61%(f)      .42%         .71%         .21%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          56%          84%          14%
--------------------------------------------------------------------------------------------------------------
Total return                                       (38.66%)(i)  (11.48%)       7.30%       (5.59%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                      REPORT  27

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                 $8.36        $9.54        $9.79
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .01          .01           --
Net gains (losses) (both realized and
 unrealized)                                         (3.24)       (1.17)        (.20)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.23)       (1.16)        (.20)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.02)        (.01)        (.05)
Tax return of capital                                   --         (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.02)        (.02)        (.05)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.11        $8.36        $9.54
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $135           $7          $57
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.28%(f)     1.34%        1.60%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.28%(f)     1.31%        1.32%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .41%(f)      .08%         .03%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          56%          84%
--------------------------------------------------------------------------------------------------------------
Total return                                       (38.67%)(i)  (12.13%)      (2.06%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO JAN. 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Disciplined Small and Mid Cap Equity Fund (the Fund) is a series of RiverSource Dimensions Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Dimensions Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500(TM) Index at the time of investment.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                      REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

VALUATION OF SECURITIES
Effective Aug. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably

--------------------------------------------------------------------------------
30  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Jan. 31, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an

--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                      REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At Jan. 31, 2009, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
32  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of REIT distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Jan. 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                      REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Jan. 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.70% to 0.475% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Mid-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the Index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $9,709 for the six months ended Jan. 31, 2009. The management fee for the six months ended Jan. 31, 2009 was 0.68% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the

--------------------------------------------------------------------------------
34  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2009, there were no expenses incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to

--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                      REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $55,000 and $3,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $13,774 for Class A, $232 for Class B and $13 for Class C for the six months ended Jan. 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Jan. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.28%
Class B.............................................  2.06
Class C.............................................  2.06
Class I.............................................  0.88
Class R4............................................  0.90


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $1,766
Class B...........................................     199
Class C...........................................      43


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4............................................  $10


The management fees waived/reimbursed at the Fund level were $5,076.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of

--------------------------------------------------------------------------------
36  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  1.36%
Class B.............................................  2.13
Class C.............................................  2.12
Class I.............................................  0.92
Class R4............................................  1.22
Class W.............................................  1.37


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended Jan. 31, 2009, the Fund's transfer agency fees were reduced by $3 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to Dec. 15, 2008, the Fund paid custodian fees amounting to $22,891 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $167,322,998 and $27,017,702, respectively, for the six months ended Jan. 31, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                      REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED JAN. 31, 2009
                                      ISSUED FOR
                                      REINVESTED                       NET
                           SOLD     DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                    892,382          --     (1,216,437)        (324,055)
Class B                     76,820          --        (31,957)          44,863
Class C                     33,453          --         (2,964)          30,489
Class I                  4,103,225      16,573       (209,096)       3,910,702
Class R4                        --           1             --                1
Class W                 27,348,599      74,885     (1,822,149)      25,601,335
----------------------------------------------------------------------------------



                                          YEAR ENDED JULY 31, 2008
                                      ISSUED FOR
                                      REINVESTED                       NET
                            SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                    598,899       2,670       (530,197)          71,372
Class B                     60,646          --        (83,716)         (23,070)
Class C                      9,742          --         (9,464)             278
Class I                    619,508      16,884     (2,871,475)      (2,235,083)
Class R4                        --           2           (384)            (382)
Class W                  3,946,189       9,475     (9,117,650)      (5,161,986)
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers on behalf of the Fund. Pursuant to the Agreement, all loaned securities are initially collateralized in an amount equivalent to 102% (for securities denominated in U.S. dollars) or 105% (for all other securities) of the value of the loaned securities, including accrued interest in the case of fixed income securities. Collateral is maintained over the life of the loan thereafter in an amount not less than 100% of the market value of loaned securities, as determined at the close of each business day, except to the extent that a collateral shortfall is due to a diminution in the market value of authorized investments in which cash collateral is invested. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Collateral is either in the form of cash or U.S. government securities. Cash collateral received is invested by the

--------------------------------------------------------------------------------
38  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed on the Portfolio of Investments and the value of cash collateral received at period end is disclosed on the Statement of Assets and Liabilities along with the related obligation to return the collateral upon return of the securities loaned. At Jan. 31, 2009, securities valued at $8,732,933 were on loan secured by cash collateral of $9,306,867 invested in short-term securities or cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $17,100 earned from securities lending from Dec. 1, 2008 through Jan. 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, RiverSource Investments, LLC served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Aug. 1, 2008 through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $28,707,036 and $26,137,868, respectively, for the six months ended Jan. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2009, can be found in the Portfolio of Investments.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                      REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

8. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $2,301,857 at July 31, 2008, that if not offset by capital gains will expire as follows:

  2014       2015        2016
$93,125    $21,904    $2,186,828




--------------------------------------------------------------------------------
40  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At July 31, 2008, the Fund had a post-October loss of $14,991,239 that is treated for income tax purposes as occurring on Aug. 1, 2008.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties

--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                      REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New

--------------------------------------------------------------------------------
42  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
                                                                      REPORT  43

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
44  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2009 SEMIANNUAL
REPORT

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6516 D (4/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
DISCIPLINED SMALL CAP VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2009


RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

                                                          (SINGLE STRATEGY ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    6

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   18

Statement of Operations............   20

Statements of Changes in Net
  Assets...........................   22

Financial Highlights...............   24

Notes to Financial Statements......   32

Proxy Voting.......................   47



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Disciplined Small Cap Value Fund (the Fund) Class A shares declined 37.95% (excluding sales charge) for the six-month period ended Jan. 31, 2009.

> The Fund underperformed its benchmark, the unmanaged Russell 2000(R) Value
  Index, which fell 35.72% for the same period.

> The Fund also underperformed the Lipper Small-Cap Value Funds Index, representing the Fund's peer group, which declined 35.79%, for the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------

                                                            Since
                                                          inception
                                      6 months*   1 year   2/16/06
-------------------------------------------------------------------
RiverSource Disciplined Small Cap
  Value Fund Class A (excluding
  sales charge)                        -37.95%   -37.23%   -17.87%
-------------------------------------------------------------------
Russell 2000 Value Index
  (unmanaged)(1)                       -35.72%   -36.47%   -14.66%
-------------------------------------------------------------------
Lipper Small-Cap Value Funds
  Index(2)                             -35.79%   -37.37%   -14.76%
-------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index

(1) The Russell 2000 Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
2  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2009
                                                             SINCE
Without sales charge                   6 MONTHS*   1 YEAR  INCEPTION
Class A (inception 2/16/06)             -37.95%   -37.23%   -17.87%
--------------------------------------------------------------------
Class B (inception 2/16/06)             -38.15%   -37.72%   -18.53%
--------------------------------------------------------------------
Class C (inception 2/16/06)             -38.15%   -37.72%   -18.52%
--------------------------------------------------------------------
Class I (inception 2/16/06)             -37.85%   -37.06%   -17.62%
--------------------------------------------------------------------
Class R2 (inception 12/11/06)           -37.92%   -37.27%   -26.44%
--------------------------------------------------------------------
Class R3 (inception 12/11/06)           -37.89%   -37.17%   -26.29%
--------------------------------------------------------------------
Class R4 (inception 2/16/06)            -37.83%   -36.97%   -17.67%
--------------------------------------------------------------------
Class R5 (inception 12/11/06)           -37.82%   -37.03%   -26.08%
--------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)             -41.49%   -40.85%   -19.49%
--------------------------------------------------------------------
Class B (inception 2/16/06)             -41.24%   -40.83%   -19.60%
--------------------------------------------------------------------
Class C (inception 2/16/06)             -38.77%   -38.34%   -18.52%
--------------------------------------------------------------------



AT DEC. 31, 2008
                                                             SINCE
Without sales charge                   6 MONTHS*   1 YEAR  INCEPTION
Class A (inception 2/16/06)             -26.01%   -30.56%   -14.48%
--------------------------------------------------------------------
Class B (inception 2/16/06)             -26.39%   -31.19%   -15.18%
--------------------------------------------------------------------
Class C (inception 2/16/06)             -26.39%   -31.19%   -15.18%
--------------------------------------------------------------------
Class I (inception 2/16/06)             -26.01%   -30.48%   -14.26%
--------------------------------------------------------------------
Class R2 (inception 12/11/06)           -26.07%   -30.70%   -22.52%
--------------------------------------------------------------------
Class R3 (inception 12/11/06)           -26.03%   -30.50%   -22.35%
--------------------------------------------------------------------
Class R4 (inception 2/16/06)            -25.88%   -30.35%   -14.26%
--------------------------------------------------------------------
Class R5 (inception 12/11/06)           -25.98%   -30.45%   -22.19%
--------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)             -30.25%   -34.58%   -16.22%
--------------------------------------------------------------------
Class B (inception 2/16/06)             -30.07%   -34.63%   -16.33%
--------------------------------------------------------------------
Class C (inception 2/16/06)             -27.12%   -31.88%   -15.18%
--------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

 *Not annualized.


--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                          MEDIUM   SIZE
   X                      SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                                         Net fund and
                 Total                  acquired fund
                 fund      Net fund      (underlying
               expenses  expenses(a)  fund) expenses(b)
-------------------------------------------------------
Class A          1.54%      1.24%           1.29%
-------------------------------------------------------
Class B          2.29%      2.00%           2.05%
-------------------------------------------------------
Class C          2.29%      2.00%           2.05%
-------------------------------------------------------
Class I          1.22%      0.92%           0.97%
-------------------------------------------------------
Class R2         2.03%      1.72%           1.77%
-------------------------------------------------------
Class R3         1.79%      1.47%           1.52%
-------------------------------------------------------
Class R4         1.52%      1.22%           1.27%
-------------------------------------------------------
Class R5         1.28%      0.97%           1.02%
-------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.10% for the year ended July 31, 2008), will not exceed 1.43% for Class A, 2.19% for Class B, 2.19% for Class C, 1.04% for Class I, 1.84% for Class R2, 1.59% for Class R3, 1.34% for Class R4 and 1.09% for Class R5.
(b) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of acquired funds (affiliated and unaffiliated funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, was 0.05% for the year ended July 31, 2008.

Investments in small-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
4  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION(1) (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     10.8%
------------------------------------------------
Consumer Staples                            6.4%
------------------------------------------------
Energy                                      5.1%
------------------------------------------------
Financials                                 25.4%
------------------------------------------------
Health Care                                 7.5%
------------------------------------------------
Industrials                                17.4%
------------------------------------------------
Information Technology                      6.9%
------------------------------------------------
Materials                                   5.2%
------------------------------------------------
Telecommunication Services                  0.9%
------------------------------------------------
Utilities                                   2.6%
------------------------------------------------
Other(2)                                   11.8%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents. Of the 11.8%, 10.9% is due to security lending activity and 0.9% is the Fund's cash equivalent position.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Aspen Insurance Holdings                    1.9%
------------------------------------------------
Validus Holdings                            1.6%
------------------------------------------------
Plantinum Underwriters Holdings             1.6%
------------------------------------------------
Odyssey Re Holdings                         1.5%
------------------------------------------------
Magellan Health Services                    1.4%
------------------------------------------------
IPC Holdings                                1.3%
------------------------------------------------
UMB Financial                               1.3%
------------------------------------------------
Ralcorp Holdings                            1.2%
------------------------------------------------
Granite Construction                        1.1%
------------------------------------------------
Zenith Natl Insurance                       1.1%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE  ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
6  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 AUG. 1, 2008  JAN. 31, 2009  THE PERIOD(A)  THE PERIOD(B)
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  620.50        $ 5.93         $ 5.97
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.75        $ 7.38         $ 7.44
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  618.50        $ 9.01         $ 9.05
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.94        $11.21         $11.26
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  618.50        $ 8.97         $ 9.01
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.99        $11.16         $11.21
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  621.50        $ 4.47         $ 4.51
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.55        $ 5.57         $ 5.62
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  620.80        $ 7.80         $ 7.84
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.44        $ 9.70         $ 9.75
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  621.10        $ 6.79         $ 6.83
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.70        $ 8.44         $ 8.49
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  621.70        $ 5.77         $ 5.81
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.95        $ 7.18         $ 7.23
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  621.80        $ 4.76         $ 4.80
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.20        $ 5.92         $ 5.97
------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued)  ---------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                      FUND'S      ACQUIRED FUND
                                    ANNUALIZED       FEES AND     NET FUND
                                  EXPENSE RATIO      EXPENSES     EXPENSES
--------------------------------------------------------------------------
Class A                               1.46%            .01%         1.47%
--------------------------------------------------------------------------
Class B                               2.22%            .01%         2.23%
--------------------------------------------------------------------------
Class C                               2.21%            .01%         2.22%
--------------------------------------------------------------------------
Class I                               1.10%            .01%         1.11%
--------------------------------------------------------------------------
Class R2                              1.92%            .01%         1.93%
--------------------------------------------------------------------------
Class R3                              1.67%            .01%         1.68%
--------------------------------------------------------------------------
Class R4                              1.42%            .01%         1.43%
--------------------------------------------------------------------------
Class R5                              1.17%            .01%         1.18%
--------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Jan. 31, 2009: -37.95% for Class A, -38.15% for Class B, -38.15% for Class C, -37.85% for Class I, -37.92% for Class R2, -37.89% for Class R3, -37.83% for Class R4 and -37.82%
    for Class R5.


--------------------------------------------------------------------------------
8  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (98.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.3%)
Applied Signal Technology                                2,016                $35,361
Ceradyne                                                18,210(b)             415,552
Curtiss-Wright                                           4,828(e)             155,944
Esterline Technologies                                   1,523(b)              54,965
                                                                      ---------------
Total                                                                         661,822
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.7%)
Atlas Air Worldwide Holdings                             2,977(b)              43,196
Hub Group Cl A                                           8,645(b)             196,242
Pacer Intl                                              15,103                129,886
                                                                      ---------------
Total                                                                         369,324
-------------------------------------------------------------------------------------

AIRLINES (2.6%)
Alaska Air Group                                        22,302(b)             587,881
Allegiant Travel                                         2,162(b,e)            77,313
Hawaiian Holdings                                       20,171(b)              82,096
SkyWest                                                 30,749                481,222
UAL                                                      9,225(b)              87,084
                                                                      ---------------
Total                                                                       1,315,596
-------------------------------------------------------------------------------------

AUTO COMPONENTS (1.0%)
ArvinMeritor                                            26,548                 46,459
Cooper Tire & Rubber                                    39,959(e)             186,609
Dana Holding                                           107,191(b,e)            78,249
Lear                                                    49,834(b)              45,349
Spartan Motors                                          13,239                 57,457
Superior Inds Intl                                       7,929(e)              81,431
Tenneco                                                 19,116(b)              35,173
                                                                      ---------------
Total                                                                         530,727
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Emergent BioSolutions                                    5,063(b,e)           111,032
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Apogee Enterprises                                       3,003(e)              30,781
Insteel Inds                                            10,139(e)              78,070
Trex                                                     4,159(b,e)            61,512
                                                                      ---------------
Total                                                                         170,363
-------------------------------------------------------------------------------------

CAPITAL MARKETS (4.0%)
BGC Partners Cl A                                       41,705                100,509
Knight Capital Group Cl A                               22,872(b)             412,382
MVC Capital                                             16,733                170,677
Penson Worldwide                                        34,986(b,e)           209,216
Stifel Financial                                        15,996(b)             560,500
SWS Group                                               33,985                497,880
Westwood Holdings Group                                  2,887                 80,143
                                                                      ---------------
Total                                                                       2,031,307
-------------------------------------------------------------------------------------

CHEMICALS (1.9%)
Ferro                                                    5,300                 20,988
Innophos Holdings                                        6,933                104,896
Koppers Holdings                                         3,527(e)              57,137
LSB Inds                                                 8,367(b)              61,748
OM Group                                                14,403(b)             279,131
Rockwood Holdings                                        7,593(b)              57,023
Sensient Technologies                                    6,312                135,709
Stepan                                                   1,916                 70,298
Westlake Chemical                                        4,435                 60,626
WR Grace & Co                                           18,876(b)             108,915
                                                                      ---------------
Total                                                                         956,471
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (7.1%)
Arrow Financial                                          3,146                 74,057
BancFirst                                                5,391                192,027
Camden Natl                                              4,738                110,395
Capitol Bancorp                                         12,800(e)              76,928
Community Trust Bancorp                                  7,290                203,901
First BanCorp                                           22,744(c,e)           161,710
First Financial                                          7,607                252,172
First Financial Bankshares                               6,062(e)             269,092
Home BancShares                                         11,216                230,937
MainSource Financial Group                              12,728                124,353
Republic Bancorp Cl A                                    4,228(e)              76,104
S&T Bancorp                                              8,605                218,825


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL BANKS (CONT.)
S.Y. Bancorp                                             4,644               $105,790
Sandy Spring Bancorp                                    11,548(e)             163,058
TowneBank                                               12,031                250,726
Trustmark                                               13,736                278,842
UMB Financial                                           18,907                732,458
Yadkin Valley Financial                                 10,049                 92,350
                                                                      ---------------
Total                                                                       3,613,725
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.9%)
ABM Inds                                                 9,537(e)             141,623
ATC Technology                                           6,630(b)              86,522
Comfort Systems USA                                      6,557                 67,078
Consolidated Graphics                                    1,316(b,e)            21,201
Cornell Companies                                        2,910(b)              44,407
GeoEye                                                   4,848(b,e)            83,628
Herman Miller                                            4,939                 54,280
HNI                                                      7,771                102,655
Kimball Intl Cl B                                       21,629                149,023
United Stationers                                        3,787(b)             106,074
Viad                                                     5,408                120,220
                                                                      ---------------
Total                                                                         976,711
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.1%)
3Com                                                    59,999(b)             139,798
ARRIS Group                                             17,724(b,e)           126,195
Loral Space & Communications                             6,640(b)              87,714
NETGEAR                                                 14,053(b)             156,269
Plantronics                                              5,513                 55,957
                                                                      ---------------
Total                                                                         565,933
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.1%)
Novatel Wireless                                         8,770(b,e)            48,586
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (3.2%)
Dycom Inds                                              10,663(b,e)            72,615
EMCOR Group                                             17,403(b)             358,328
Granite Construction                                    17,683(e)             622,796
Michael Baker                                            3,640(b)             127,254
Perini                                                  20,753(b)             432,700
                                                                      ---------------
Total                                                                       1,613,693
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.1%)
Advanta Cl B                                            85,435(e)              66,639
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.1%)
Rock-Tenn Cl A                                          12,439                387,724
Silgan Holdings                                          3,312                151,822
                                                                      ---------------
Total                                                                         539,546
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.4%)
Regis                                                    9,327                104,929
Universal Technical Institute                            6,010(b,e)           105,355
                                                                      ---------------
Total                                                                         210,284
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.5%)
Life Partners Holdings                                   5,153                195,814
PICO Holdings                                            2,126(b)              54,043
                                                                      ---------------
Total                                                                         249,857
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Iowa Telecommunications Services                         4,563(e)              58,635
Premiere Global Services                                 8,401(b)              81,406
Shenandoah Telecommunications                            4,860(e)             118,486
                                                                      ---------------
Total                                                                         258,527
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
Central Vermont Public Service                           2,443                 55,212
Portland General Electric                                5,931                115,358
                                                                      ---------------
Total                                                                         170,570
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.2%)
AO Smith                                                 1,036                 28,469
AZZ                                                      2,493(b,e)            55,843
Encore Wire                                              2,755                 45,485
GrafTech Intl                                           23,295(b,e)           186,593
Woodward Governor                                       13,268(e)             272,923
                                                                      ---------------
Total                                                                         589,313
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.0%)
Anixter Intl                                             8,604(b)             232,136
Benchmark Electronics                                   43,937(b)             515,820
Brightpoint                                             13,983(b,e)            65,440
CTS                                                      6,872                 35,322


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (CONT.)
Insight Enterprises                                     22,446(b)            $116,270
L-1 Identity Solutions                                  11,571(b)              83,890
Methode Electronics                                     15,123                 69,868
MTS Systems                                              3,133(e)              82,053
Sanmina-SCI                                             76,278(b)              25,172
SMART Modular Technologies WWH                          24,157(b)              27,781
SYNNEX                                                  14,265(b,e)           218,968
TTM Technologies                                        10,467(b)              63,116
                                                                      ---------------
Total                                                                       1,535,836
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.6%)
Bristow Group                                            1,226(b,e)            29,657
Bronco Drilling                                         14,420(b,e)            76,138
Cal Dive Intl                                           11,558(b,e)            73,278
Complete Production Services                            20,267(b)             129,911
GulfMark Offshore                                        4,134(b)              98,968
Lufkin Inds                                              3,643                127,323
Newpark Resources                                       10,540(b)              44,373
Parker Drilling                                         75,829(b)             160,758
Pioneer Drilling                                        19,119(b)              95,021
                                                                      ---------------
Total                                                                         835,427
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.0%)
Andersons                                                6,339                103,896
Casey's General Stores                                  12,738                270,683
Great Atlantic & Pacific Tea                             7,699(b,e)            54,817
Ingles Markets Cl A                                      9,059                129,181
Nash Finch                                               4,156                178,833
Spartan Stores                                           4,762                 88,478
Winn-Dixie Stores                                       13,110(b,e)           180,131
                                                                      ---------------
Total                                                                       1,006,019
-------------------------------------------------------------------------------------

FOOD PRODUCTS (4.5%)
Cal-Maine Foods                                          5,396                146,124
Flowers Foods                                           25,231(e)             542,214
Fresh Del Monte Produce                                 12,153(b,c)           292,887
Imperial Sugar                                           4,899                 55,653
J&J Snack Foods                                          2,267                 79,141
Lance                                                    5,634                106,088
Ralcorp Holdings                                        11,610(b)             687,544
Sanderson Farms                                         10,626                384,449
                                                                      ---------------
Total                                                                       2,294,100
-------------------------------------------------------------------------------------

GAS UTILITIES (2.1%)
Laclede Group                                            5,606                254,456
New Jersey Resources                                     8,514(e)             341,327
Northwest Natural Gas                                    1,695(e)              72,783
Piedmont Natural Gas                                    11,485                297,576
South Jersey Inds                                        3,049                113,728
                                                                      ---------------
Total                                                                       1,079,870
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Conmed                                                   6,204(b,e)            97,093
Greatbatch                                               5,973(b)             139,171
                                                                      ---------------
Total                                                                         236,264
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.9%)
Alliance Imaging                                         4,066(b,e)            36,025
AMERIGROUP                                              12,350(b)             345,430
Emergency Medical Services Cl A                          2,763(b)              92,616
Gentiva Health Services                                  6,533(b)             165,154
Hanger Orthopedic Group                                 10,048(b,e)           137,155
HealthSpring                                            25,981(b)             452,589
Kindred Healthcare                                      23,596(b)             320,198
Landauer                                                 2,904                199,156
Magellan Health Services                                22,145(b)             802,093
MedCath                                                  3,318(b)              20,870
Molina Healthcare                                       11,756(b)             206,200
Triple-S Management Cl B                                 7,229(b,c)           104,025
Universal American Financial                            11,604(b)             114,531
                                                                      ---------------
Total                                                                       2,996,042
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.1%)
Ruby Tuesday                                            24,877(b,e)            30,847
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
American Greetings Cl A                                 10,938(e)              47,471
Blyth                                                    8,111                 27,659


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOUSEHOLD DURABLES (CONT.)
M/I Homes                                                4,227(e)             $37,367
Natl Presto Inds                                         2,426                162,881
                                                                      ---------------
Total                                                                         275,378
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.6%)
Otter Tail                                               4,872(e)              98,755
Seaboard                                                   222                223,110
                                                                      ---------------
Total                                                                         321,865
-------------------------------------------------------------------------------------

INSURANCE (13.0%)
Aspen Insurance Holdings                                47,969(c)           1,060,116
Employers Holdings                                      29,745                402,747
IPC Holdings                                            28,969(c)             743,345
Max Capital Group                                       11,443(c,e)           194,645
Montpelier Re Holdings                                  35,085(c)             496,102
Odyssey Re Holdings                                     18,343                863,038
Platinum Underwriters Holdings                          32,136(c)             893,702
Safety Insurance Group                                  10,081                353,037
Validus Holdings                                        40,253(c)             918,573
Zenith Natl Insurance                                   21,292                597,028
                                                                      ---------------
Total                                                                       6,522,333
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.9%)
Ariba                                                    9,096(b)              69,493
InfoSpace                                                7,236(b,e)            57,960
Interwoven                                               4,944(b)              77,967
ModusLink Global Solutions                              36,847(b)              85,854
RealNetworks                                            19,066(b)              53,766
United Online                                           14,112                 86,366
                                                                      ---------------
Total                                                                         431,406
-------------------------------------------------------------------------------------

IT SERVICES (0.9%)
Ciber                                                   15,518(b)              67,658
CSG Systems Intl                                         2,918(b)              42,311
MAXIMUS                                                  1,811                 67,297
Perot Systems Cl A                                      19,914(b)             258,683
                                                                      ---------------
Total                                                                         435,949
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.0%)
Brunswick                                               33,288                 92,541
JAKKS Pacific                                           21,298(b)             390,605
                                                                      ---------------
Total                                                                         483,146
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Albany Molecular Research                                4,944(b,e)            42,370
-------------------------------------------------------------------------------------

MACHINERY (3.2%)
Badger Meter                                             2,872(e)              67,750
CIRCOR Intl                                              3,056                 67,996
EnPro Inds                                               1,916(b)              35,063
Force Protection                                        24,574(b)             147,690
FreightCar America                                       4,993                 95,616
Hurco Companies                                          2,252(b,e)            31,933
LB Foster Cl A                                           2,151(b)              56,765
Lydall                                                  14,395(b)              53,118
Mueller Inds                                            22,154                445,738
NACCO Inds Cl A                                          4,325                138,357
Wabtec                                                  15,796                472,774
                                                                      ---------------
Total                                                                       1,612,800
-------------------------------------------------------------------------------------

METALS & MINING (2.5%)
AM Castle & Co                                           9,031                 76,402
Brush Engineered Materials                               6,300(b)              79,128
Compass Minerals Intl                                    5,485                330,033
Haynes Intl                                              2,293(b,e)            41,893
Horsehead Holding                                       45,876(b)             181,669
Kaiser Aluminum                                          5,055(e)             125,566
Olympic Steel                                            5,105                 81,016
Royal Gold                                               1,506                 72,408
RTI Intl Metals                                         13,751(b)             183,027
Worthington Inds                                        11,485                115,539
                                                                      ---------------
Total                                                                       1,286,681
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Dillard's Cl A                                          44,360(e)             192,965
Fred's Cl A                                             13,699                140,552
Retail Ventures                                         21,327(b)              50,972
                                                                      ---------------
Total                                                                         384,489
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.2%)
CH Energy Group                                          1,618                 81,838
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

OIL, GAS & CONSUMABLE FUELS (4.1%)
Alon USA Energy                                          4,105(e)             $48,439
Berry Petroleum Cl A                                     6,255(e)              46,037
Bill Barrett                                             5,032(b)             111,258
Delek US Holdings                                        5,966                 41,464
EXCO Resources                                          15,887(b)             161,094
GMX Resources                                            3,021(b)              68,486
Nordic American Tanker Shipping                          7,100(c,e)           203,486
PetroQuest Energy                                        8,411(b,e)            53,242
Rosetta Resources                                       35,921(b)             218,040
Stone Energy                                            17,028(b)             146,100
Swift Energy                                            20,952(b)             320,984
USEC                                                    53,765(b)             273,664
VAALCO Energy                                            9,492(b)              71,285
Western Refining                                        13,394                156,174
World Fuel Services                                      4,025                135,924
                                                                      ---------------
Total                                                                       2,055,677
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Wausau Paper                                            17,665                167,994
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.6%)
Chattem                                                  4,414(b)             298,386
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.7%)
Par Pharmaceutical Companies                             8,795(b)             108,266
Salix Pharmaceuticals                                    8,528(b,e)            68,224
Valeant Pharmaceuticals Intl                            13,147(b,e)           285,290
ViroPharma                                              35,478(b)             425,736
                                                                      ---------------
Total                                                                         887,516
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (2.0%)
CDI                                                      5,579                 59,807
Exponent                                                 2,238(b,e)            54,876
Heidrick & Struggles Intl                                5,996                 91,139
ICF Intl                                                 2,097(b,e)            49,762
Kelly Services Cl A                                     16,650                150,849
Kforce                                                  10,809(b,e)            67,556
Korn/Ferry Intl                                         10,983(b)             103,240
MPS Group                                                4,695(b)              28,405
Spherion                                                45,258(b)              64,719
TrueBlue                                                30,778(b)             261,612
Volt Information Sciences                               14,593(b,e)            77,781
                                                                      ---------------
Total                                                                       1,009,746
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.2%)
Anworth Mtge Asset                                      39,904                247,405
Capstead Mtge                                           30,200                322,233
Getty Realty                                            11,321(e)             234,798
Investors Real Estate Trust                              6,756(e)              67,222
Natl Health Investors                                    9,610(e)             250,341
                                                                      ---------------
Total                                                                       1,121,999
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Avatar Holdings                                          2,322(b)              60,256
-------------------------------------------------------------------------------------

ROAD & RAIL (1.3%)
Arkansas Best                                           17,604                411,757
Genesee & Wyoming Cl A                                   5,098(b)             138,513
Saia                                                    10,458(b)             111,796
                                                                      ---------------
Total                                                                         662,066
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Amkor Technology                                        74,250(b)             172,260
MKS Instruments                                         14,790(b)             207,800
OmniVision Technologies                                 32,821(b)             219,572
PMC-Sierra                                              23,595(b)             114,908
Trident Microsystems                                    21,634(b)              36,778
Zoran                                                   12,596(b)              74,820
                                                                      ---------------
Total                                                                         826,138
-------------------------------------------------------------------------------------

SOFTWARE (0.2%)
EPIQ Systems                                             5,531(b)              98,009
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (7.8%)
Aaron Rents                                              9,811                214,468
Asbury Automotive Group                                 25,540                 91,433
Big 5 Sporting Goods                                    11,478                 60,374
Blockbuster Cl A                                       137,596(b,e)           175,435
Brown Shoe                                              30,753                144,232
Build-A-Bear Workshop                                    9,576(b)              40,219
Cato Cl A                                               11,774                155,770
Charlotte Russe Holding                                 14,718(b,e)            75,798
Chico's FAS                                             49,777(b)             197,117


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SPECIALTY RETAIL (CONT.)
Children's Place Retail Stores                           5,418(b,e)          $101,913
Collective Brands                                       27,289(b)             291,174
Conn's                                                   8,722(b,e)           106,060
Dress Barn                                              24,056(b,e)           207,363
Finish Line Cl A                                        13,350                 63,413
Genesco                                                  9,286(b)             143,004
Group 1 Automotive                                      18,031(e)             179,769
Hot Topic                                               29,316(b)             250,359
Jo-Ann Stores                                            9,523(b,e)           121,609
Jos A Bank Clothiers                                     9,351(b,e)           256,778
Men's Wearhouse                                         31,639(e)             368,594
Monro Muffler Brake                                      2,547                 61,816
Rent-A-Center                                           25,657(b)             381,005
Rex Stores                                               4,779(b,e)            27,718
Shoe Carnival                                            5,418(b)              42,531
Sonic Automotive Cl A                                   16,405(e)              33,302
Stage Stores                                            25,865                184,935
                                                                      ---------------
Total                                                                       3,976,189
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Skechers USA Cl A                                       12,268(b)             122,189
Steven Madden                                            4,610(b)              80,122
Weyco Group                                              1,161                 33,414
                                                                      ---------------
Total                                                                         235,725
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.5%)
Corus Bankshares                                        50,456(e)              56,006
First Niagara Financial Group                           35,033                457,531
Ocwen Financial                                         29,404(b)             261,696
                                                                      ---------------
Total                                                                         775,233
-------------------------------------------------------------------------------------

TOBACCO (0.1%)
Star Scientific                                         10,550(b,e)            34,815
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.1%)
Aceto                                                    5,160(e)              46,130
Beacon Roofing Supply                                    7,296(b)              92,878
H&E Equipment Services                                  12,649(b)              84,369
Kaman                                                    5,405(e)             103,181
Rush Enterprises Cl A                                    6,301(b)              57,339
Watsco                                                   5,096                168,424
                                                                      ---------------
Total                                                                         552,321
-------------------------------------------------------------------------------------

WATER UTILITIES (0.2%)
California Water Service Group                           2,012(e)              87,522
Connecticut Water Service                                1,347(e)              31,170
                                                                      ---------------
Total                                                                         118,692
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Centennial Communications                               10,541(b)              86,225
USA Mobility                                            14,647(b)             154,819
                                                                      ---------------
Total                                                                         241,044
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $60,649,729)                                                       $50,064,492
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%                503,008(d)            $503,008
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $503,008)                                                             $503,008
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (12.3%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     6,230,864             $6,230,864
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $6,230,864)                                                         $6,230,864
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $67,383,601)(f)                                                    $56,798,364
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS IN DERIVATIVES


At Jan. 31, 2009, $55,000 was held in a margin deposit account as collateral to cover initial margin deposits on open stock index futures contracts.
FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2009



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
Russell 2000 Mini Index         10           $442,600    March 2009       $(69,118)



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2009, the value of foreign securities represented 10.0% of net assets.

(d) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(e) At Jan. 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(f) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $67,384,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $1,144,000
     Unrealized depreciation                          (11,730,000)
     ------------------------------------------------------------
     Net unrealized depreciation                     $(10,586,000)
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                         FAIR VALUE AT JAN. 31, 2009
                          ---------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                 $56,798,364         $--          $--       $56,798,364
Other financial
  instruments*                   (69,118)         --           --           (69,118)
-----------------------------------------------------------------------------------
Total                        $56,729,246         $--          $--       $56,729,246
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.







--------------------------------------------------------------------------------
16  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  17

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $60,649,729)                     $ 50,064,492
  Affiliated money market fund (identified cost $503,008)                      503,008
  Investments of cash collateral received for securities on loan
    (identified cost $6,230,864)                                             6,230,864
--------------------------------------------------------------------------------------
Total investments in securities (identified cost $67,383,601)               56,798,364
Capital shares receivable                                                           59
Dividends and accrued interest receivable                                       32,451
Receivable for investment securities sold                                      334,705
Margin deposits on futures contracts                                            55,000
--------------------------------------------------------------------------------------
Total assets                                                                57,220,579
--------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                                    118
Capital shares payable                                                          27,413
Payable for investment securities purchased                                    187,925
Payable upon return of securities loaned                                     6,230,864
Variation margin payable on futures contracts                                   12,100
Accrued investment management services fees                                      1,215
Accrued distribution fees                                                           73
Accrued transfer agency fees                                                        31
Accrued administrative services fees                                               114
Other accrued expenses                                                          29,710
--------------------------------------------------------------------------------------
Total liabilities                                                            6,489,563
--------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $ 50,731,016
--------------------------------------------------------------------------------------
REPRESENTED BY
Capital stock -- $.01 par value                                           $     93,630
Additional paid-in capital                                                  72,594,483
Undistributed net investment income                                            127,461
Accumulated net realized gain (loss)                                       (11,430,203)
Unrealized appreciation (depreciation) on investments                      (10,654,355)
--------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $ 50,731,016
--------------------------------------------------------------------------------------
*Including securities on loan, at value                                   $  5,856,861
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
18  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
JAN. 31, 2009 (UNAUDITED)

NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $ 8,952,751            1,652,165                       $5.42(1)
Class B                     $   305,469               57,096                       $5.35
Class C                     $    60,986               11,397                       $5.35
Class I                     $41,398,722            7,639,968                       $5.42
Class R2                    $     2,469                  455                       $5.43
Class R3                    $     2,737                  505                       $5.42
Class R4                    $     5,418                1,000                       $5.42
Class R5                    $     2,464                  455                       $5.42
----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $5.75. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $    332,277
Interest                                                                29
Income distributions from affiliated money market fund               5,575
Fee income from securities lending                                   6,487
  Less foreign taxes withheld                                         (396)
--------------------------------------------------------------------------
Total income                                                       343,972
--------------------------------------------------------------------------
Expenses:
Investment management services fees                                161,843
Distribution fees
  Class A                                                           13,270
  Class B                                                            1,698
  Class C                                                              320
  Class R2                                                               8
  Class R3                                                               4
Transfer agency fees
  Class A                                                            4,762
  Class B                                                              181
  Class C                                                               31
  Class R2                                                               1
  Class R3                                                               1
  Class R4                                                               2
  Class R5                                                               1
Administrative services fees                                        14,086
Plan administration services fees
  Class R2                                                               4
  Class R3                                                               4
  Class R4                                                               9
Compensation of board members                                          604
Custodian fees                                                      14,270
Printing and postage                                                 8,745
Registration fees                                                   18,596
Professional fees                                                   11,335
Other                                                                1,277
--------------------------------------------------------------------------
Total expenses                                                     251,052
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                 (35,037)
--------------------------------------------------------------------------
Total net expenses                                                 216,015
--------------------------------------------------------------------------
Investment income (loss) -- net                                    127,957
--------------------------------------------------------------------------



--------------------------------------------------------------------------------
20  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2009 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                       $ (7,461,540)
  Futures contracts                                                (97,430)
--------------------------------------------------------------------------
Net realized gain (loss) on investments                         (7,558,970)
Net change in unrealized appreciation (depreciation) on
  investments                                                   (6,920,129)
--------------------------------------------------------------------------
Net gain (loss) on investments                                 (14,479,099)
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(14,351,142)
--------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JAN. 31, 2009  JULY 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                   $    127,957    $   252,553
Net realized gain (loss) on investments                             (7,558,970)    (3,864,235)
Net change in unrealized appreciation (depreciation) on
  investments                                                       (6,920,129)      (418,356)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       (14,351,142)    (4,030,038)
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                            (28,406)       (83,613)
    Class C                                                                 --            (16)
    Class I                                                           (220,730)      (249,572)
    Class R2                                                                (1)           (12)
    Class R3                                                               (10)           (23)
    Class R4                                                               (42)           (77)
    Class R5                                                               (17)           (38)
  Net realized gain
    Class A                                                                 --       (316,596)
    Class B                                                                 --         (9,723)
    Class C                                                                 --         (1,289)
    Class I                                                                 --       (625,909)
    Class R2                                                                --            (99)
    Class R3                                                                --            (99)
    Class R4                                                                --           (216)
    Class R5                                                                --            (99)
---------------------------------------------------------------------------------------------
Total distributions                                                   (249,206)    (1,287,381)
---------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
22  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JAN. 31, 2009  JULY 31, 2008
                                                                   (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                  $  2,092,624    $ 2,340,112
  Class B shares                                                       172,161        151,479
  Class C shares                                                        54,779         43,142
  Class I shares                                                    35,386,490      4,520,154
  Class R3 shares                                                          274             --
Reinvestment of distributions at net asset value
  Class A shares                                                        11,018        127,449
  Class B shares                                                            --          9,506
  Class C shares                                                            --          1,086
  Class I shares                                                       220,690        875,178
Payments for redemptions
  Class A shares                                                      (786,029)    (1,630,280)
  Class B shares                                                       (52,307)      (300,352)
  Class C shares                                                       (18,418)       (26,754)
  Class I shares                                                    (7,701,890)    (4,247,823)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                      29,379,392      1,862,897
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             14,779,044     (3,454,522)
Net assets at beginning of period                                   35,951,972     39,406,494
---------------------------------------------------------------------------------------------
Net assets at end of period                                       $ 50,731,016    $35,951,972
---------------------------------------------------------------------------------------------
Undistributed net investment income                               $    127,461    $   248,710
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS  ----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(k)          2008         2007     2006(b)
Net asset value, beginning of period                 $8.76       $10.00        $9.77       $10.22
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(c)       .04(c)       .14(c)       .02
Net gains (losses) (both realized and
 unrealized)                                         (3.34)       (1.01)         .29         (.47)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.32)        (.97)         .43         (.45)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.02)        (.05)        (.01)          --
Distributions from realized gains                       --         (.22)        (.19)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.02)        (.27)        (.20)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.42        $8.76       $10.00        $9.77
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $9          $13          $14          $11
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.65%(f)     1.54%        1.73%        3.27%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.46%(f)     1.24%        1.35%        1.40%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .56%(f)      .44%        1.30%         .55%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                50%          87%         127%          40%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (37.95%)(j)   (9.67%)       4.29%       (4.40%)(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the year ended July 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(k)          2008         2007     2006(b)
Net asset value, beginning of period                 $8.65        $9.90        $9.73       $10.22
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(c)     (.02)(c)      .05(c)        --
Net gains (losses) (both realized and
 unrealized)                                         (3.29)       (1.01)         .31         (.49)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.30)       (1.03)         .36         (.49)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.22)        (.19)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.35        $8.65        $9.90        $9.73
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--           $1          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.42%(f)     2.29%        2.38%        4.05%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.23%(f)     2.00%        2.11%        2.18%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.18%)(f)    (.27%)        .49%        (.17%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                50%          87%         127%          40%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (38.15%)(j)  (10.47%)       3.51%       (4.79%)(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the year ended July 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(l)          2008         2007     2006(b)
Net asset value, beginning of period                 $8.65        $9.90        $9.73       $10.22
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(c)     (.03)(c)      .05(c)        --
Net gains (losses) (both realized and
 unrealized)                                         (3.29)       (1.00)         .31         (.49)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.30)       (1.03)         .36         (.49)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.00)(d)       --           --
Distributions from realized gains                       --         (.22)        (.19)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.22)        (.19)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.35        $8.65        $9.90        $9.73
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         2.41%(g)     2.29%        2.47%        4.05%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     2.21%(g)     2.00%        2.11%        2.18%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.18%)(g)    (.29%)        .43%        (.22%)(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                50%          87%         127%          40%
--------------------------------------------------------------------------------------------------------------
Total return(j)                                    (38.15%)(k)  (10.43%)       3.51%       (4.79%)(k)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the year ended July 31, 2008.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.
(l) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008         2007     2006(b)
Net asset value, beginning of period                 $8.78       $10.03        $9.78       $10.22
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(c)       .07(c)       .15(c)       .03
Net gains (losses) (both realized and
 unrealized)                                         (3.35)       (1.02)         .32         (.47)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.32)        (.95)         .47         (.44)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)        (.08)        (.03)          --
Distributions from realized gains                       --         (.22)        (.19)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.04)        (.30)        (.22)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.42        $8.78       $10.03        $9.78
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $41          $23          $25           $3
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.31%(f)     1.22%        1.19%        3.00%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.10%(f)      .92%        1.05%        1.13%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .81%(f)      .79%        1.43%         .91%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                50%          87%         127%          40%
--------------------------------------------------------------------------------------------------------------
Total return                                       (37.85%)(i)   (9.46%)       4.69%       (4.31%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(k)          2008     2007(b)
Net asset value, beginning of period                 $8.75        $9.97       $10.99
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .01          .02          .06
Net gains (losses) (both realized and
 unrealized)                                         (3.33)       (1.00)        (.86)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.32)        (.98)        (.80)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.00)(d)     (.02)        (.03)
Distributions from realized gains                       --         (.22)        (.19)
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.24)        (.22)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.43        $8.75        $9.97
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         2.12%(g)     2.03%        1.85%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.66%(g)     1.46%        1.80%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .35%(g)      .23%         .77%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                50%          87%         127%
--------------------------------------------------------------------------------------------------------------
Total return                                       (37.92%)(j)   (9.82%)      (7.40%)(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the year ended July 31, 2008.
(j) Not annualized.
(k) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                 $8.76        $9.99       $10.99
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .02          .04          .07
Net gains (losses) (both realized and
 unrealized)                                         (3.34)       (1.00)        (.85)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.32)        (.96)        (.78)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.02)        (.05)        (.03)
Distributions from realized gains                       --         (.22)        (.19)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.02)        (.27)        (.22)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.42        $8.76        $9.99
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.88%(f)     1.79%        1.58%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.41%(f)     1.21%        1.55%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .61%(f)      .48%        1.02%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                50%          87%         127%
--------------------------------------------------------------------------------------------------------------
Total return                                       (37.89%)(i)   (9.65%)      (7.21%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008         2007     2006(b)
Net asset value, beginning of period                 $8.78       $10.00        $9.77       $10.22
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(c)       .07(c)       .17(c)       .02
Net gains (losses) (both realized and
 unrealized)                                         (3.35)       (1.00)         .28         (.47)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.32)        (.93)         .45         (.45)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)        (.07)        (.03)          --
Distributions from realized gains                       --         (.22)        (.19)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.04)        (.29)        (.22)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.42        $8.78       $10.00        $9.77
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.62%(f)     1.52%        1.83%        3.12%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.17%(f)      .97%        1.26%        1.25%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .84%(f)      .73%        1.60%         .69%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                50%          87%         127%          40%
--------------------------------------------------------------------------------------------------------------
Total return                                       (37.83%)(i)   (9.27%)       4.42%       (4.40%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                 $8.77       $10.02       $10.99
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .03          .07          .11
Net gains (losses) (both realized and
 unrealized)                                         (3.34)       (1.02)        (.86)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.31)        (.95)        (.75)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)        (.08)        (.03)
Distributions from realized gains                       --         (.22)        (.19)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.04)        (.30)        (.22)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.42        $8.77       $10.02
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.36%(f)     1.28%        1.09%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.17%(f)      .97%        1.05%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .85%(f)      .72%        1.53%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                50%          87%         127%
--------------------------------------------------------------------------------------------------------------
Total return                                       (37.82%)(i)   (9.50%)      (6.93%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS TO JAN. 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Disciplined Small Cap Value Fund (the Fund) is a series of RiverSource Dimensions Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Dimensions Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in small capitalization equity securities of companies with market capitalizations that fall within the range of companies that comprise the Russell 2000 Value Index at the time of investment.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Jan. 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), and the RiverSource affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R2, Class R4 and Class R5 shares. At Jan. 31, 2009, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 82% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets,

--------------------------------------------------------------------------------
32  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Aug. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Jan. 31, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of

--------------------------------------------------------------------------------
34  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At Jan. 31, 2009, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures, re-characterization of REIT distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45". The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Jan. 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.


--------------------------------------------------------------------------------
36  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Jan. 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.85% to 0.725% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Small-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $12,174 for the six months ended Jan. 31, 2009. The management fee for the six months ended Jan. 31, 2009, was 0.92% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2009, there were no expenses incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.


--------------------------------------------------------------------------------
38  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $17,000 and $1,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2009 and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $5,758 for Class A and $36 for Class B for the six months ended Jan. 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Jan. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.46%
Class B.............................................  2.22
Class C.............................................  2.21
Class I.............................................  1.10
Class R2............................................  1.66
Class R3............................................  1.41
Class R4............................................  1.17
Class R5............................................  1.17


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2.............................................   $4
Class R3.............................................    4
Class R4.............................................    9


The management fees waived/reimbursed at the Fund level were $35,020.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  1.43%
Class B.............................................  2.19
Class C.............................................  2.19
Class I.............................................  1.04
Class R2............................................  1.84
Class R3............................................  1.59
Class R4............................................  1.34
Class R5............................................  1.09


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JP Morgan Chase Bank, N.A. Prior to Dec. 15, 2008, the Fund paid custodian fees amounting to $15,679 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $46,603,856 and $17,395,587, respectively, for the six months ended Jan. 31, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
40  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                     SIX MONTHS ENDED JAN. 31, 2009
                                    ISSUED FOR
                                    REINVESTED                       NET
                          SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                  327,899       1,852       (128,308)        201,443
Class B                   24,929          --         (7,998)         16,931
Class C                    7,156          --         (2,110)          5,046
Class I                6,177,001      37,091     (1,174,196)      5,039,896
Class R3                      50          --             --              50
--------------------------------------------------------------------------------


                                        YEAR ENDED JULY 31, 2008
                                    ISSUED FOR
                                    REINVESTED                       NET
                          SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                  257,256      14,450       (182,613)         89,093
Class B                   16,842       1,085        (33,441)        (15,514)
Class C                    4,661         124         (3,091)          1,694
Class I                  474,035      99,227       (482,981)         90,281
--------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers on behalf of the Fund. Pursuant to the Agreement, all loaned securities are initially collateralized in an amount equivalent to 102% (for securities denominated in U.S. dollars) or 105% (for all other securities) of the value of the loaned securities, including accrued interest in the case of fixed income securities. Collateral is maintained over the life of the loan thereafter in an amount not less than 100% of the market value of loaned securities, as determined at the close of each business day, except to the extent that a collateral shortfall is due to a diminution in the market value of authorized investments in which cash collateral is invested. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Collateral is either in the form of cash or U.S. government securities. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed on the Portfolio of Investments and the value of cash collateral received at period end is disclosed on the Statement of Assets and Liabilities along with the related

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


obligation to return the collateral upon return of the securities loaned. At Jan. 31, 2009, securities valued at $5,856,861 were on loan secured by cash collateral of $6,230,684 invested in short term securities or cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $6,487 earned from securities lending from Dec. 1, 2008 through Jan. 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, RiverSource Investments, LLC served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Aug. 1, 2008 through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $37,789,482 and $37,286,475, respectively, for the six months ended Jan. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2009, can be found in the Portfolio of Investments.


--------------------------------------------------------------------------------
42  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

8. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $554,680 at Jan. 31, 2008, that if not offset by capital gains will expire in 2016.

Because of the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At July 31, 2008, the Fund had a post-October loss of $3,277,154 that is treated for income tax purposes as occurring on Aug. 1, 2008.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal

--------------------------------------------------------------------------------
44  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
46  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  47

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6509 D (4/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 RiverSource Dimensions Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 1, 2009


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 1, 2009